Investment Manager
Legg Mason Fund Adviser, Inc.
Baltimore, MD

Investment Adviser
Western Asset Management Company
Pasadena, CA

Board of Directors
John F. Curley, Jr., Chairman
Edmund J. Cashman, Jr., Vice Chairman
Edward A. Taber, III, President
Richard G. Gilmore
Arnold L. Lehman
Dr. Jill E. McGovern
T. A. Rodgers

Transfer and Shareholder Servicing Agent
Boston Financial Data Services
Boston, MA

Custodian
State Street Bank & Trust Company
Boston, MA

Counsel
Kirkpatrick & Lockhart LLP
Washington, DC

Independent Accountants
PricewaterhouseCoopers LLP
Baltimore, MD

This report is not to be distributed unless preceded or accompanied by a prospectus.

               LEGG MASON WOOD WALKER, INCORPORATED

      -------------------------------------------------------

                         100 Light Street
              P.O. Box 1476, Baltimore, MD 21203-1476
                         410 - 539 - 0000

LMF-056
8/01

                                  SEMI-ANNUAL REPORT
                                    JUNE 30, 2001

                                      LEGG MASON
                                        INCOME
                                     TRUST, INC.

                             U.S. GOVERNMENT INTERMEDIATE
                                   INVESTMENT GRADE
                                      HIGH YIELD
                             U.S. GOVERNMENT MONEY MARKET
                                    PRIMARY CLASS

                                  [LEGG MASON LOGO]

To Our Shareholders,

  We are pleased to provide you with Legg Mason Income Trust's semi-annual report, combining reports for the Legg Mason U.S. Government Intermediate-Term Portfolio, Investment Grade Income Portfolio, High Yield Portfolio and the U.S. Government Money Market Portfolio.

  The following table summarizes key statistics for the Primary Class of each portfolio, as of June 30, 2001:

                                                                         Net Asset Value
                                           SEC Yield(1)   Average Life      Per Share
                                           ------------   ------------   ---------------
Government Intermediate                        5.19%       5.26 years        $10.25
Investment Grade                               5.54%      10.46 years        $10.10
High Yield                                     8.11%       6.06 years        $ 9.80
Government Money Market(2)                     3.62%         54  days        $ 1.00

  Total returns for the Primary Class of shares of the Government Intermediate, Investment Grade and High Yield Portfolios for the six-month period (not annualized) were 2.53%, 4.54%, and 0.44%, respectively. (Total return measures investment performance in terms of appreciation or depreciation in a portfolio's net asset value per share, plus dividends and any capital gain distributions.) Beginning on page 2, portfolio managers responsible for the Income Trust discuss recent results and the investment outlook. The Funds' total returns in various periods since their inceptions are shown on subsequent pages of the report.

  For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will continue to fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient way.

                                             Sincerely,

                                             /s/ JOHN F. CURLEY, JR.
                                             John F. Curley, Jr.
                                             Chairman

July 30, 2001

---------------

(1) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended June 30, 2001. For the U.S. Government Money Market Portfolio, the SEC yield is for the 7 days ended June 30, 2001.

(2) An investment in the U.S. Government Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the U.S. Government Money Market Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.

Market Overview

     The six-month period ended June 30, 2001, was dominated by the deteriorating outlook for the U.S. economy, and the Federal Reserve's aggressive moves to ease monetary policy in response. Short-term rates fell precipitously in anticipation of Fed ease, but medium- and long-term rates actually rose as the market began to worry about a near-term recovery and rising inflationary pressures, resulting in a very steep yield curve by the end of the period. The dollar rose strongly against most major currencies, bolstered by the belief that the Fed was acting prudently, the U.S. economy remained one of the better places to invest, and finally, by news that the Japanese and European economies were deteriorating as well. Corporate bonds performed relatively well, in the belief that monetary ease was improving the long-term outlook for earnings, despite a raft of earnings disappointments. Mortgage-backed bonds also performed well, as agency and swap spreads tightened and investors became less concerned by the end of the period about prepayment risk. U.S. Treasury Inflation-Protected Securities ("TIPS") were the top performers for the period, as real yields fell substantially and headline inflation remained relatively high. High yield bonds underperformed, but most emerging market bonds, with the principal exception of Argentina, turned in strong performance as spreads narrowed on expectations of better times ahead.

U. S. Government Intermediate-Term Portfolio

     The U.S. Government Intermediate-Term Portfolio underperformed its primary benchmark, the Lehman Brothers Intermediate Government/Credit Index, with a net return of +2.53% versus +4.09%. Although the Fund's moderately long duration posture and exposure to mortgage and corporate bonds benefited from falling interest rates and tightening spreads, the impact of a major steepening of the yield curve overwhelmed all other strategies. The Fund's holdings of longer-maturity issues, balanced by very short-term issues, simply could not keep pace with the intermediate government issues in its benchmark. Going forward, the Fund is well-positioned to capture the much higher yields available in the non-government sectors, particularly in an environment where longer-term yields decline relative to short-term yields.

Investment Grade Income Portfolio

     The Investment Grade Income Portfolio was largely well-positioned for this environment, posting a total return (net of fees) of +4.54% versus the +3.62% return of its primary benchmark, the Lehman Brothers Aggregate Index. The Fund's moderately long duration posture during the period had mixed results, since short-term rates fell but longer-term rates rose. Yield curve strategies also produced mixed results: a bulleted yield curve exposure benefited as the curve steepened in the early part of the year, and a switch to a barbelled exposure to maturities benefited as the curve flattened in the second quarter, but for the balance of the period the pronounced steepening of the curve penalized the portfolio's emphasis on long-term maturities. On the positive side, the portfolio's overweight exposure to agencies contributed to performance as spreads narrowed. Mortgage overexposure during most of the period also had a positive impact on returns as spreads narrowed. A moderate overweighting to credit sectors was rewarded, particularly the portfolio's emphasis on the BBB subsector. A moderate exposure to TIPS also added significantly to returns. As stated in its prospectus, the Fund is allowed to hold limited investments in emerging market debt securities and high yield corporate bonds. Modest high yield exposure detracted somewhat from returns as spreads widened, but this was more than offset by gains from a moderate exposure to emerging market securities. As a defensive measure, sales of out-of-the-money calls on longer maturity bonds benefited as prices were stable to lower.

High Yield Portfolio

     High yield bonds began the year with one of the strongest monthly returns over the past ten years, driven by huge cash inflows into the sector, an accommodating Federal Reserve Bank and a positive tone in the equity markets. Cash inflows remained strong and the Federal Reserve Bank continued to ease aggressively during the first half of February; however, stock markets started to slide sharply as concerns over the corporate earnings picture intensified. Finova and Sunbeam defaulted on their debt in late February and the market experienced a sharp correction as anxiety over a deteriorating credit environment increased. Despite the wide dispersion of returns month to month, high yield was one of the best performing asset classes (+6.36%) for the first quarter. As the second quarter began, the sell-off intensified, with the telecommunications sector leading the way. The market was starting to bifurcate into the telecom market and the non-telecom market. The Federal Reserve continued to aggressively cut short-term rates and a calendar of opportunistic non-telecom issuers were lining up in the wings. By May the market had given back almost half of January's gain. With the Fed still in play and a respite from poor earnings announcements, the high yield market rallied. Heavy new issuance followed, which had the effect of re-pricing the market down. Additionally, corporate profits were again revised lower at the strongest pace in over a decade. The high yield sector suffered a sharp sell-off to end the second quarter. For the first six months of the year, the Lehman High Yield Index reported returns of +3.92%. The best performing subsectors of the high yield market included finance (+24.31%) and consumer non-cyclical (+19.80%). The worst performing subsectors were telecom (-20.87%) and electric utilities (+2.98%).

     The Fund returned -2.60% for the second quarter, compared to -2.29% for the Lehman Brothers High Yield Index. A number of fallen angels and issuers of distressed debt have been responsible for generating a significant amount of the year-to-date returns for the index. Credits like Finova, Xerox, Rite Aid, Pac Gas, Armstrong, USG, Federal Mogul, Owens Illinois and Crown Cork have had tremendous runs, and although included in the index are not typically owned by high yield funds due to a lack of indenture covenants which protect the fixed income investor and/or very low asset values. Year to date, the Fund has returned +0.44% compared to +3.92% for the index.

     There is mounting evidence that the U.S. economy may have bottomed out in the second quarter. An improved outlook for the domestic and global economies would likely set the stage for a broad-based rally from this asset class during the second half of 2001. The Fed has engineered an impressive reduction in short-term rates, energy prices have declined substantially, taxes rates have been cut and refund checks issued, and there are no inflationary pressures in the pipeline. That being said, we remain alert to corporations' increased use of leverage and continued concerns over reduced corporate earnings.

Market Commentary and Outlook

     We're seeing some light at the end of the slowdown tunnel, but it's still a long tunnel. Several barriers to growth that cropped up in the past few years have been lowered, but other problems have surfaced. We don't expect too much more in the way of weakness, but neither do we see much chance for the near-term, V-shaped recovery that appears to be priced into the markets.

     Energy prices have dropped, as high prices led to more production and less demand. The Journal of Commerce petroleum index is now 5% below the level that prevailed in early 1997 when oil was in the low $20s. Natural gas has plunged fully 60% from its recent high, and is now only 30% higher than its 15-year average. The specter of $3 gasoline has vanished, and commodity prices in general are declining. Commodity price deflation is pervasive and impressive, but as it frees up spending power for consumers, it hamstrings producers and heavily-indebted emerging economies.

     Taxes have been cut, and rebate checks later this summer will likely give a temporary boost to the economy. Lower brackets next year will help sustain consumption and investment, but on the margin the stimulus to growth will be modest. Tax burdens remain historically high even with the cuts, and on the margin, Congress is likely to spend the surplus, further draining resources from the private sector.

     The Federal Reserve has lowered short-term interest rates rapidly and decisively, to the point where the market now expects the Fed's next major move to be a tightening. However, since the yield curve is steep and credit and mortgage spreads remain quite high, the benefits of lower rates have not been felt by many; thirty-year mortgage rates have not fallen at all since the Fed first cut in January. The M2 measure of money supply is growing fairly rapidly, but this is probably a cyclical increase in the demand for money associated with the public's desire to reduce risk in uncertain times; thus it won't find its way back into the economy or the equity markets until conditions have improved enough to restore confidence in the future.

     Meanwhile, global economic conditions are deteriorating. The dollar remains very strong, reflecting healthy capital flows to the U.S. economy, but it also takes a significant bite out of foreign-sourced earnings and unleashes a tidal wave of aggressively-priced imports. Emerging market spreads are punishingly high, and Latin economies in particular are struggling with burdensome debt loads, tottering currencies, and deflating prices. The Bank of Japan appears to have backed away from quantitative easing at the same time its new government vows to slash spending, locking the economy in a vise-grip of deflationary monetary policy, restrictive fiscal policy, and massive loan losses. Euroland is sliding down the same slope the U.S. has already traversed. The slowdown in U.S. job growth has reached recessionary levels, and this is likely to depress spending in coming months. Capital spending has fallen off dramatically, and capacity and inventories are mounting. Taking all this into consideration, we believe a substantial turnaround is still many months away, and near-term risks of further weakness are significant.

     We continue to expect the economy to return to healthy rates of growth with low inflation eventually; indeed, one of the brightest spots on the economic horizon is the prospect of a significant decline in inflation over the next year or so. But the ride to prosperity is likely to be bumpy. Holding a moderately long duration posture, with an emphasis on longer maturities, is a good way to take advantage of improving inflation fundamentals and to hedge credit exposure. It also makes sense to add some exposure to the front end of the yield curve, since the Fed is unlikely to raise rates over the next year by as much as the market expects, and they could even cut rates further should the global deflationary slump intensify.

     Credit exposure needs to balance the risk of further weakness with the attraction of spreads that are still historically high. We are targeting a neutral to modest overweighting to investment grade credit sectors, and have upgraded overall quality. We think spreads in the high-yield sectors are wide enough to warrant some moderate, well-diversified exposure, giving us a "barbell" exposure to credit. Spreads on agencies and mortgage-backed securities have risen to very attractive levels, thus arguing for a moderate overweighting to these sectors. Although not as attractive as before, TIPS' real yields are still relatively high and they should perform well in an environment of weak growth and easier monetary policy.

                                                Western Asset Management Company
July 20, 2001

Performance Information
Legg Mason Income Trust, Inc.

Total Returns for One, Five and Ten Years and Life of Class, as of June 30, 2001

     The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

     The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Institutional Class. Information about the Institutional Class, offered only to certain institutional investors, is contained in a separate report to its shareholders. The U.S. Government Money Market Portfolio is excluded from this performance information because it does not have a variable share price.

     The Funds' total returns as of June 30, 2001, are as follows:

                              U.S. Government    Investment Grade         High
                             Intermediate-Term        Income             Yield
                                 Portfolio          Portfolio          Portfolio
------------------------------------------------------------------------------------
Average Annual Total Return
  Primary Class:
     One Year                       +8.57%            +11.18%            -13.25%
     Five Years                     +5.97%             +7.10%             +2.26%
     Ten Years                      +6.44%             +7.73%               N/A
     Life of Class(A)               +7.08%             +7.94%             +4.32%
Cumulative Total Return
  Primary Class:
     One Year                       +8.57%            +11.18%            -13.25%
     Five Years                    +33.61%            +40.94%            +11.81%
     Ten Years                     +86.58%           +110.61%               N/A
     Life of Class(A)             +158.75%           +189.44%            +36.87%
------------------------------------------------------------------------------------


(A)         Primary Class inception dates are:
            U.S. Government Intermediate-Term Portfolio -- August 7,
            1987
            Investment Grade Income Portfolio -- August 7, 1987
            High Yield Portfolio -- February 1, 1994

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 2001 (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                 Rate        Maturity Date         Par           Value
--------------------------------------------------------------------------------------------------------
Long-Term Securities -- 67.3%
U.S. Government and Agency
  Obligations -- 18.4%
  Fixed-Rate Securities -- 18.4%
  Fannie Mae                                     6.250%         2/1/11           $ 8,900        $  8,787
  Freddie Mac                                    5.000%         5/15/04           11,000          10,997
  Freddie Mac                                    6.875%         9/15/10            2,928           3,073
  Freddie Mac                                    5.625%         3/15/11            2,080           1,995
  Freddie Mac                                    5.875%         3/21/11            9,722           9,329
  Freddie Mac                                    6.750%         3/15/31            7,400           7,544
  United States Treasury Bonds                   5.250%        11/15/28              160             146
  United States Treasury Bonds                   6.250%         5/15/30              290             307
  United States Treasury Notes                   5.750%        11/15/05            5,230           5,357
  United States Treasury Notes                   5.750%         8/15/10            3,560           3,643
                                                                                                --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $51,911)                                                                    51,178
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 30.8%
  Fixed-Rate Securities -- 30.1%
  Fannie Mae                                     8.500%    6/1/10 to 8/1/11          815             856
  Fannie Mae                                     6.500%    11/1/10 to 8/1/29      31,317          31,059
  Fannie Mae                                    12.500%    11/1/12 to 4/1/18         792             917
  Fannie Mae                                     7.000%    1/1/13 to 6/1/29        2,798           2,827
  Fannie Mae                                     9.500%         7/1/14               338             360
  Fannie Mae                                    11.000%         12/1/15              298             328
  Fannie Mae                                     9.000%         11/1/21              794             850
  Fannie Mae                                     6.000%   11/1/27 to 11/1/28       1,338           1,289
  Fannie Mae                                     6.000%         7/1/31             1,700           1,632(E)
  Freddie Mac                                    8.250%         2/1/08               110             115
  Freddie Mac                                    8.500%    12/1/08 to 6/1/21         727             772
  Freddie Mac                                    9.750%   11/1/09 to 11/1/14         179             193
  Freddie Mac                                    9.000%    1/1/17 to 1/1/21        1,045           1,117
  Freddie Mac                                    6.500%         4/1/29            27,898          27,505
  Freddie Mac                                    8.000%         2/1/31             2,833           2,924
  Government National Mortgage Association       9.000%   7/15/04 to 9/15/22       1,735           1,811
  Government National Mortgage Association       6.000%   5/15/14 to 2/15/29       5,078           4,927
  Government National Mortgage Association       6.500%   7/15/28 to 3/15/29       4,195           4,149
                                                                                                --------
                                                                                                  83,631
                                                                                                --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                 Rate        Maturity Date         Par           Value
--------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- Continued
  Stripped Securities -- 0.7%
  Government National Mortgage Association       4.500%         6/16/26          $13,161        $  1,009(C,H1)
  Government National Mortgage Association       4.550%         8/16/26           12,944           1,016(C,H1)
                                                                                                --------
                                                                                                   2,025
                                                                                                --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $84,817)                                                         85,656
--------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 5.0%
  Banking and Finance -- 2.7%
  Ford Motor Credit Company                      7.375%         2/1/11             6,500           6,585
  General Motors Acceptance Corporation          5.260%         1/17/03            1,000           1,002(C)
                                                                                                --------
                                                                                                   7,587
                                                                                                --------
  Environmental Services -- 1.7%
  Waste Management, Inc.                         7.000%        10/15/06            1,950           1,959
  Waste Management, Inc.                         7.375%         8/1/10             2,750           2,754
                                                                                                --------
                                                                                                   4,713
                                                                                                --------
  Telecommunications -- 0.6%
  SBC Communications Inc.                        5.750%         5/2/06             1,500           1,479
                                                                                                --------
Total Corporate Bonds and Notes
  (Identified Cost -- $13,492)                                                                    13,779
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 6.0%
  Fixed-Rate Securities -- 5.9%
  Blackrock Capital Finance L.P.                 7.220%        11/25/28            2,298           2,339(B)
  Conseco Finance 2001-B                         6.003%         6/15/32            5,000           5,042
  Conseco Finance Securitizations Corp.
    2001-1                                       6.990%         7/1/32             5,600           5,402
  Green Tree Financial Corporation               6.270%         7/1/21             2,600           2,566
  Long Beach Asset Holdings Corporation NIM
    Trust 2000-2                                 8.250%         9/21/07              985             982(B)
                                                                                                --------
                                                                                                  16,331
                                                                                                --------
  Indexed Securities(C) -- 0.1%
  SLM Student Loan Trust 1998-2                  4.131%         4/25/07              300             300
                                                                                                --------
Total Asset-Backed Securities
  (Identified Cost -- $16,461)                                                                    16,631
--------------------------------------------------------------------------------------------------------

                                                 Rate        Maturity Date      Par/Shares       Value
--------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 3.5%
  Fixed-Rate Securities -- 3.5%
  Criimi Mae Commercial Mortgage Trust           7.000%         3/2/11           $ 1,600        $  1,612(B)
  J.P. Morgan Commercial Mortgage Finance
    Corporation                                  7.400%         7/15/31            1,600           1,676
  Ocwen Residential MBS Corporation              6.750%        11/25/34            1,500           1,478(B)
  Washington Mutual Mortgage Securities Corp.    6.035%         4/25/31            5,000           5,005
                                                                                                --------
Total Mortgage-Backed Securities
  (Identified Cost -- $9,541)                                                                      9,771
--------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 3.1%
  Foreign Governments -- 2.9%
  Argentine Republic                             0.000%        10/15/03            4,910           3,695(D)
  Argentine Republic                             0.000%        10/15/04            1,940           1,280(D)
  United Mexican States                          8.375%         1/14/11              440             443
  United Mexican States                         11.500%         5/15/26            2,210           2,784
                                                                                                --------
                                                                                                   8,202
                                                                                                --------
  Telecommunications -- 0.2%
  France Telecom S.A.                            8.500%         3/1/31               480             502(B)
                                                                                                --------
Total Yankee Bonds (Identified Cost -- $8,864)                                                     8,704
--------------------------------------------------------------------------------------------------------
Preferred Stocks -- 0.5%
  Home Ownership Funding Corporation            13.331%                                1shs          373(B,F)
  Home Ownership Funding Corporation II         13.338%                                1           1,045(B,F)
                                                                                                --------
Total Preferred Stocks (Identified
  Cost -- $1,537)                                                                                  1,418
                                                                                                --------
Total Long-Term Securities (Identified Cost --$186,623)                                          187,137
--------------------------------------------------------------------------------------------------------
Short-Term Securities -- 32.8%
Corporate Bonds and Notes -- 1.3%
  Enron Corp.                                    4.368%         9/10/01          $ 1,000           1,001(B,C)
  TRW Inc.                                       4.169%         3/25/02            2,580           2,573(C)
                                                                                                --------
                                                                                                   3,574
                                                                                                --------

Legg Mason Income Trust, Inc.

U.S. Government Intermediate-Term Portfolio -- Continued

                                                 Rate        Maturity Date         Par           Value
--------------------------------------------------------------------------------------------------------
U.S. Government and Agency
  Obligations -- 0.4%
  Fannie Mae                                     0.000%         8/9/01           $ 1,000        $    995(D,G)
                                                                                                --------
U.S. Government Agency Mortgage-Backed
  Securities -- N.M.
  Freddie Mac                                    8.750%         8/1/01                18              19
  Freddie Mac                                    8.750%         10/1/01               14              14
  Freddie Mac                                    9.000%         2/1/02                 6               6
                                                                                                --------
                                                                                                      39
                                                                                                --------
Yankee Bonds(A) -- 0.4%
  Argentine Republic                             0.000%        10/15/01            1,230           1,214(D)
                                                                                                --------
Repurchase Agreements -- 30.7%
  Lehman Brothers, Inc.
    4.05%, dated 6/29/01, to be repurchased
    at $25,583 on 7/2/01 (Collateral: $27,680
    Freddie Mac Principal-Only Security, 0%,
    due 8/15/02, value $26,085)                                                   25,574          25,574
  Merrill Lynch Government Securities, Inc.
    4.11%, dated 6/29/01, to be repurchased
    at $60,021 on 7/2/01 (Collateral: $99,000
    Freddie Mac zero coupon bonds, 0%, due
    11/24/14, value $42,323; and $16,700 U.S.
    Treasury Inflation-Indexed Securities,
    0%, due 1/15/09, value $20,680)                                               60,000          60,000
                                                                                                --------
                                                                                                  85,574
                                                                                                --------
Total Short-Term Securities (Identified Cost -- $91,384)                                          91,396
--------------------------------------------------------------------------------------------------------

Total Investments -- 100.1% (Identified Cost -- $278,007)                      $278,533
Other Assets Less Liabilities -- (0.1)%                                            (253)
                                                                               --------
NET ASSETS -- 100.0%                                                           $278,280
                                                                               ========


---------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
  26,583 Primary Class shares outstanding                                      $285,745
    579 Institutional Class shares outstanding                                    5,925
Undistributed net investment income                                                  70
Accumulated net realized gain/(loss) on investments, options
  and futures                                                                   (14,006)
Unrealized appreciation/(depreciation) of investments,
  options and futures                                                               546
                                                                               --------
NET ASSETS -- 100.0%                                                           $278,280
                                                                               ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                  $10.25
                                                                               ========
  INSTITUTIONAL CLASS                                                            $10.25
                                                                               ========

                                                         Expiration         Actual         Appreciation/
                                                            Date           Contracts       (Depreciation)
---------------------------------------------------------------------------------------------------------
Futures Contracts Purchased(I)
U.S. Treasury Note Futures                             September 2001         238              $  58
U.S. Treasury Note Futures                             September 2001          58                (19)
U.S. Treasury Note Futures                             September 2001           9                0.2
                                                                                               -----
                                                                                               $  39
                                                                                               -----
Futures Contracts Written(I)
U.S. Treasury Bond Futures                             September 2001          34              $ (19)
                                                                                               -----
---------------------------------------------------------------------------------------------------------

(A)Yankee Bond -- A dollar-denominated bond issued in the U.S. by foreign entities.

(B)Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 3.4% of net assets.

(C)Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate (LIBOR), Consumer Price Index (CPI), or the One-Year Treasury Constant Maturity Rate.

(D)Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E)When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F)Stepped Coupon Security -- A security with a predetermined schedule of interest or dividend rate change.

(G)Collateral to cover futures contracts.

(H)Stripped Security -- A security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the interest due.

(I)Options and futures are described in more detail in the notes to financial statements.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 2001 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Long-Term Securities -- 87.7%
Corporate Bonds and Notes -- 29.4%
  Aerospace/Defense -- 1.5%
  Raytheon Company                               6.400%         12/15/18        $ 3,000      $  2,511
  Systems Asset Trust 2001                       6.664%         9/15/13             700           700(B)
                                                                                             --------
                                                                                                3,211
                                                                                             --------
  Auto Parts and Equipment -- 0.3%
  American Axle & Manufacturing Inc.             9.750%          3/1/09              50            50
  Lear Corporation                               7.960%         5/15/05             270           274
  Visteon Corporation                            8.250%          8/1/10             430           448
                                                                                             --------
                                                                                                  772
                                                                                             --------
  Automotive -- 0.4%
  Ford Motor Company                             7.700%         5/15/97           1,000           953
                                                                                             --------
  Banking and Finance -- 4.1%
  Associates Corporation of North America        8.150%          8/1/09             775           846
  Ford Motor Credit Company                      7.600%          8/1/05             250           263
  Ford Motor Credit Company                      5.800%         1/12/09           2,500         2,306
  Ford Motor Credit Company                      7.375%          2/1/11           1,000         1,013
  General Motors Acceptance Corporation          7.250%          3/2/11             160           162
  General Motors Acceptance Corporation          0.000%         6/15/15           2,700           975(D)
  IBJ Preferred Capital Corp. LLC                8.790%         12/29/49          1,560         1,423(B,G)
  Transamerica Finance Corporation               5.750%         1/28/04           2,000         2,024
                                                                                             --------
                                                                                                9,012
                                                                                             --------
  Building Materials -- 0.1%
  American Standard Cos., Inc.                   8.250%          6/1/09              37            37
  American Standard Cos., Inc.                   7.625%         2/15/10               5             5
  Nortek, Inc.                                   8.875%          8/1/08             100            96
                                                                                             --------
                                                                                                  138
                                                                                             --------
  Cable -- 1.3%
  Cablevision Systems Corporation                8.125%         8/15/09             230           228
  Century Communications Corp.                   8.875%         1/15/07              39            36
  Charter Communications Holdings LLC            8.625%          4/1/09             150           141
  TCI Communications, Inc.                       6.375%          5/1/03             240           244
  TCI Communications, Inc.                       7.875%         2/15/26           1,680         1,694
  Tele-Communications, Inc.                      7.125%         2/15/28             540           499
                                                                                             --------
                                                                                                2,842
                                                                                             --------

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Chemicals -- 1.1%
  Dow Chemical Company                           7.375%         11/1/29         $   290      $    298
  Lyondell Chemical Company                      9.875%          5/1/07              30            30
  Rohm and Haas Company                          7.850%         7/15/29           2,000         2,077
                                                                                             --------
                                                                                                2,405
                                                                                             --------
  Consumer Products -- 0.2%
  Unilever Capital Corporation                   7.125%         11/1/10             480           497
                                                                                             --------
  Electric -- 3.5%
  Calpine Corporation                            7.750%         4/15/09              49            46
  Cleveland Electric Illumination Company        7.880%         11/1/17             850           832
  CMS Energy Corporation                         7.500%         1/15/09             100            93
  Exelon Corporation                             6.750%          5/1/11           2,000         1,959
  Mirant Americas Generation                     8.300%          5/1/11           1,600         1,613(B)
  Niagara Mohawk Power Corporation               7.250%         10/1/02             476           488
  Niagara Mohawk Power Corporation               7.750%         10/1/08           1,010         1,032
  Niagara Mohawk Power Corporation               0.000%          7/1/10             720           623(G)
  System Energy Resources, Inc.                  7.430%         1/15/11             610           615
  The AES Corporation                            9.500%          6/1/09             500           506
                                                                                             --------
                                                                                                7,807
                                                                                             --------
  Electronics (Component Distributors) -- 0.8%
  Midwest Generation LLC                         8.560%          1/2/16           2,000         1,874
                                                                                             --------
  Entertainment -- 0.7%
  The Walt Disney Company                        5.620%         12/1/08           1,550         1,480
                                                                                             --------
  Environmental Services -- 0.7%
  Safety-Kleen Corp.                             9.250%         5/15/09             122           0.4(H)
  Waste Management, Inc.                         7.375%         5/15/29           1,700         1,579
                                                                                             --------
                                                                                                1,579
                                                                                             --------
  Food, Beverage and Tobacco -- 3.7%
  Nabisco Incorporated                           7.050%         7/15/07           3,100         3,154
  Philip Morris Companies, Inc.                  7.750%         1/15/27           1,165         1,155
  R.J. Reynolds Tobacco Holdings, Inc.           7.750%         5/15/06           1,280         1,288
  R.J. Reynolds Tobacco Holdings, Inc.           7.875%         5/15/09             860           834
  The Pepsi Bottling Group Incorporated          7.000%          3/1/29           1,800         1,796
                                                                                             --------
                                                                                                8,227
                                                                                             --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Gaming -- 0.1%
  Horseshoe Gaming Holding Corp.                 8.625%         5/15/09         $    69      $     70
  International Game Technology                  8.375%         5/15/09              70            71
                                                                                             --------
                                                                                                  141
                                                                                             --------
  Gas and Pipeline Utilities -- 2.5%
  CMS Panhandle Holding Company                  6.125%         3/15/04             400           389(B)
  The Williams Companies, Inc.                   7.625%         7/15/19           2,000         1,926
  Union Oil Company of California                7.350%         6/15/09           3,000         3,104
                                                                                             --------
                                                                                                5,419
                                                                                             --------
  Industrial -- 0.2%
  UBS Preferred Funding Trust I                  8.622%         10/29/49            400           433(G)
                                                                                             --------
  Insurance (Life/Health) -- 1.2%
  Conseco, Inc.                                  8.750%          2/9/04           2,750         2,599
                                                                                             --------
  Insurance (Multi-Line) -- 0.9%
  Loews Corporation                              7.625%          6/1/23           1,000           980
  Loews Corporation                              7.000%         10/15/23          1,000           914
                                                                                             --------
                                                                                                1,894
                                                                                             --------
  Insurance (Property/Casualty) -- 1.1%
  Ace Capital Trust II                           9.700%          4/1/30           2,100         2,402
                                                                                             --------
  Machinery (Diversified) -- N.M.
  Terex Corporation                              8.875%          4/1/08             132           127
                                                                                             --------
  Media -- 1.0%
  EchoStar DBS Corporation                       9.375%          2/1/09              29            28
  News America Holdings Incorporated             8.875%         4/26/23             500           530
  News America Holdings Incorporated             7.750%          2/1/24              80            76
  News America Holdings Incorporated             7.625%         11/30/28          1,410         1,312
  News America Incorporated                      8.250%         10/17/96            200           187
                                                                                             --------
                                                                                                2,133
                                                                                             --------
  Retail -- 0.1%
  Wal-Mart Stores, Inc.                          7.550%         2/15/30             200           219
                                                                                             --------

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Telecommunications -- 2.7%
  AT&T Corp.                                     6.000%         3/15/09         $ 1,860      $  1,730
  AT&T Corp.                                     9.650%         3/31/27           1,650         1,800
  GTE Corporation                                6.940%         4/15/28           1,700         1,597
  Sprint Capital Corporation                     6.900%          5/1/19           1,080           943
                                                                                             --------
                                                                                                6,070
                                                                                             --------
  Transportation -- 0.3%
  Consolidated Rail Corporation                  7.875%         5/15/43             600           597
                                                                                             --------
  Utilities -- 0.9%
  Gulf States Utilities Corp.                    8.250%          4/1/04           1,800         1,902
                                                                                             --------
Total Corporate Bonds and Notes
  (Identified Cost -- $64,167)                                                                 64,733
-----------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 0.1%
  Fixed-Rate Securities -- N.M.
  Green Tree Financial Corporation               7.850%         7/15/04               6             6
                                                                                             --------
  Indexed Securities(C) -- 0.1%
  SLM Student Loan Trust 1997-2                  5.200%         10/25/05             96            96
                                                                                             --------
Total Asset-Backed Securities (Identified Cost -- $102)                                           102
-----------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 2.5%
  Fixed-Rate Securities -- 2.3%
  Asset Securitization Corporation               6.920%         2/14/29           1,059         1,084
  CAPCO America Securitization Corporation       6.260%         9/15/08             800           789
  Nationslink Funding Corporation                5.805%         11/10/30            119           119
  Nomura Asset Securities Corporation            6.590%         3/15/30           2,000         2,021
  Nomura Asset Securities Corporation            7.120%         4/13/36             680           704
  PSB Financial Corporation II                  11.050%         12/1/15             219           221
                                                                                             --------
                                                                                                4,938
                                                                                             --------
  Stripped Securities -- 0.1%
  Prudential Mortgage Capital Funding, LLC       0.560%         5/10/34           9,078           301
                                                                                             --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- Continued
  Variable-Rate Securities(J) -- 0.1%
  Resolution Trust Corporation                   7.117%         4/25/28         $   104      $    105(B)
  Resolution Trust Corporation                   7.704%         9/25/29             135           134
                                                                                             --------
                                                                                                  239
                                                                                             --------
Total Mortgage-Backed Securities
  (Identified Cost -- $5,353)                                                                   5,478
-----------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations --17.0%
  Fixed-Rate Securities -- 11.2%
  Fannie Mae                                     7.000%         7/15/05             860           909
  Fannie Mae                                     6.625%         9/15/09             610           631
  Federal Home Loan Bank                         4.750%         6/28/04           1,060         1,059
  Freddie Mac                                    5.125%         10/15/08             50            48
  Freddie Mac                                    5.750%         3/15/09              59            58
  Freddie Mac                                    6.625%         9/15/09              54            56
  Freddie Mac                                    5.625%         3/15/11             120           115
  Freddie Mac                                    5.875%         3/21/11          10,957        10,513
  Freddie Mac                                    6.000%         6/15/11              20            20
  Freddie Mac                                    6.750%         9/15/29             310           316
  Tennessee Valley Authority                     5.375%         11/13/08            150           144
  Tennessee Valley Authority                     6.750%         11/1/25             310           316
  United States Treasury Bonds                   5.750%         8/15/10             595           609
  United States Treasury Bonds                   5.250%         11/15/28             50            46
  United States Treasury Bonds                   6.125%         8/15/29           1,630         1,688
  United States Treasury Bonds                   6.250%         5/15/30             190           201
  United States Treasury Notes                   6.500%         2/15/10             220           237
  United States Treasury Notes                   5.000%         2/15/11           7,930         7,693
                                                                                             --------
                                                                                               24,659
                                                                                             --------
  Indexed Securities -- 5.8%
  United States Treasury Inflation-Indexed
    Security                                     3.625%         1/15/08           4,555         4,658(F)
  United States Treasury Inflation-Indexed
    Security                                     3.625%         4/15/28           6,191         6,337(F)
  United States Treasury Inflation-Indexed
    Security                                     3.875%         4/15/29           1,636         1,751(F)
                                                                                             --------
                                                                                               12,746
                                                                                             --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $37,226)                                                                 37,405
-----------------------------------------------------------------------------------------------------

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed
Securities -- 20.2%
  Fixed-Rate Securities -- 20.1%
  Fannie Mae                                     8.000%    4/25/06 to 6/1/15    $   816      $    845
  Fannie Mae                                     6.000%    9/1/25 to 11/1/27        758           732
  Fannie Mae                                     6.500%     8/1/28 to 4/1/29     13,072        12,881
  Fannie Mae                                     6.000%          7/1/31           1,100         1,056(E)
  Fannie Mae                                     7.500%          7/1/31             200           204(E)
  Fannie Mae                                     8.000%          7/1/31           2,300         2,375(E)
  Freddie Mac                                    8.500%    2/1/04 to 11/1/09        148           156
  Freddie Mac                                    8.750%          1/1/08             177           186
  Freddie Mac                                    6.000%          2/1/14           1,665         1,640
  Freddie Mac                                    7.500%     6/1/24 to 9/1/24        991         1,016
  Freddie Mac                                    7.000%     8/1/24 to 4/1/29      4,883         4,930
  Freddie Mac                                    8.000%          7/1/26             458           474
  Government National Mortgage Association       6.000%    4/15/14 to 3/15/29     2,795         2,725
  Government National Mortgage Association       9.000%    7/15/16 to 6/15/17       405           438
  Government National Mortgage Association       7.000%   2/15/23 to 10/15/28     5,671         5,753
  Government National Mortgage Association       7.500%    2/15/23 to 3/15/29     5,201         5,344
  Government National Mortgage Association       7.000%          7/1/31             100           101(E)
  Government National Mortgage Association       7.500%          7/1/31           3,200         3,281(E)
                                                                                             --------
                                                                                               44,137
                                                                                             --------
  Indexed Securities(C) -- 0.1%
  Freddie Mac                                    8.184%          9/1/24             311           316
                                                                                             --------
Total U.S. Government Agency Mortgage-Backed
  Securities (Identified Cost -- $44,220)                                                      44,453
-----------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 18.5%
  Banking and Finance -- 3.9%
  Dresdner Funding Trust I                       8.151%         6/30/31             200           202(B)
  Korea Development Bank                         6.750%         12/1/05           1,020         1,016
  PDVSA Finance Limited 1999-I                   9.750%         2/15/10           4,000         4,011
  PDVSA Finance Limited 1999-K                   9.950%         2/15/20             800           832
  Royal Bank of Scotland Group plc               8.817%         3/31/49           1,500         1,606
  SB Treasury Company LLC                        9.400%         12/29/49            840           846(B,G)
                                                                                             --------
                                                                                                8,513
                                                                                             --------
  Chemicals -- N.M.
  Avecia Group plc                              11.000%          7/1/09             129           132
                                                                                             --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Food, Beverage and Tobacco -- 0.8%
  Imperial Tobacco Overseas BV                   7.125%          4/1/09         $ 1,820      $  1,765
                                                                                             --------
  Foreign Governments -- 6.3%
  Federative Republic of Brazil                  8.000%         4/15/14           3,510         2,588(I)
  Province of Manitoba                           9.500%         9/15/18           1,080         1,398
  Republic of Colombia                          11.750%         2/25/20             690           659
  Republic of Panama                             6.438%         7/17/16           1,550         1,249(C)
  Republic of Panama                            10.750%         5/15/20             130           138
  Republic of Peru                               4.000%          3/7/17             860           535(G)
  Republic of Peru                               4.500%          3/7/17             250           172(G)
  Republic of Peru                               4.500%          3/7/17             320           222(B,G)
  Republic of Poland                             6.000%         10/27/14            870           858(G)
  Republic of the Philippines                    9.875%         1/15/19             450           392
  Republic of the Philippines                    9.500%         10/21/24            250           245
  United Mexican States                          8.375%         1/14/11           1,270         1,277
  United Mexican States                         11.500%         5/15/26           3,230         4,070
                                                                                             --------
                                                                                               13,803
                                                                                             --------
  Oil and Gas -- 2.1%
  Petroliam Nasional Berhad                      7.625%         10/15/26            450           377(B)
  YPF Sociedad Anonima                           7.500%         10/26/02            349           350
  YPF Sociedad Anonima                          10.000%         11/2/28           3,500         3,915
                                                                                             --------
                                                                                                4,642
                                                                                             --------
  Real Estate -- 0.1%
  Socgen Real Estate Co. LLC                     7.640%         12/29/49            180           176(B,G)
                                                                                             --------
  Steel (Producers) -- 1.4%
  Pohang Iron & Steel Company Ltd.               7.375%         5/15/05           3,000         3,045
                                                                                             --------
  Telecommunications -- 3.2%
  British Telecommunications plc                 8.375%         12/15/10            900           949
  British Telecommunications plc                 8.875%         12/15/30            420           456
  France Telecom S.A.                            7.750%          3/1/11             700           713(B)
  France Telecom S.A.                            8.500%          3/1/31             340           356(B)
  Marconi Corporation plc                        8.375%         9/15/30             450           388
  Telefonica de Argentina S.A.                  11.875%         11/1/04           4,000         4,200
                                                                                             --------
                                                                                                7,062
                                                                                             --------

                                                 Rate        Maturity Date        Par         Value
-----------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Utilities -- 0.7%
  Tata Electric Company                          8.500%         8/19/17         $ 2,000      $  1,636(B)
                                                                                             --------
Total Yankee Bonds (Identified Cost -- $40,097)                                                40,774
                                                                                             --------
Total Long-Term Securities (Identified Cost -- $191,165)                                      192,945
-----------------------------------------------------------------------------------------------------
Short-Term Securities -- 14.7%
Asset-Backed Securities -- N.M.
  World Omni Automobile Lease Securitization     4.230%         2/15/02              82            82(C)
                                                                                             --------
U.S. Government and Agency Obligations -- 0.2%
  Fannie Mae                                     0.000%          8/9/01             500           497(D,K)
                                                                                             --------
U.S. Government Agency Mortgage-Backed
  Securities -- N.M.
  Freddie Mac                                    8.750%         10/1/01               6             6
                                                                                             --------
Repurchase Agreements -- 14.5%
  Lehman Brothers, Inc. 4.05%, dated 6/29/01,
    to be repurchased at $11,773 on 7/2/01
    (Collateral: $12,740 Freddie Mac
    Principal-Only Security, 0%, due 8/15/02,
    value $12,004)                                                               11,769        11,769
  Merrill Lynch Government Securities, Inc.
    4.11%, dated 6/29/01, to be repurchased at
    $20,006 on 7/2/01 (Collateral: $17,605
    U.S. Treasury Inflation-Indexed Security,
    3.875% due 4/15/29, value $22,098)                                           20,000        20,000
                                                                                             --------
                                                                                               31,769
                                                                                             --------
Total Short-Term Securities (Identified Cost --$32,354)                                        32,354
-----------------------------------------------------------------------------------------------------
Total Investments -- 102.4% (Identified
  Cost -- $223,519)                                                                           225,299
Other Assets Less Liabilities -- (2.4)%                                                        (5,338)
                                                                                             --------
NET ASSETS -- 100.0%                                                                         $219,961
                                                                                             ========

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued


-----------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
  21,658 Primary Class shares outstanding                                                    $224,272
    123 Institutional Class shares outstanding                                                  1,233
Undistributed net investment income                                                                66
Accumulated net realized gain/(loss) on investments, options and futures                       (7,439)
Unrealized appreciation/(depreciation) of investments, options and futures                      1,829
                                                                                             --------
NET ASSETS -- 100.0%                                                                         $219,961
                                                                                             ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                $10.10
                                                                                             ========
  INSTITUTIONAL CLASS                                                                          $10.10
                                                                                             ========

                                                    Expiration            Actual           Appreciation/
                                                       Date              Contracts         (Depreciation)
---------------------------------------------------------------------------------------------------------
Futures Contracts Purchased(M)
U.S. Treasury Bond Futures                        September 2001             12                 $  8
                                                                                                ----

Futures Contracts Written(M)
U.S. Treasury Note Futures                        September 2001             16                 $ (2)
U.S. Treasury Note Futures                        September 2001            117                  (39)
                                                                                                ----
                                                                                                $(41)
---------------------------------------------------------------------------------------------------------


(A)         Yankee Bond -- A dollar-denominated bond issued in the U.S.
            by foreign entities.

(B)         Rule 144a Security -- A security purchased pursuant to Rule
            144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 4.0% of net assets.

(C) Indexed Security -- The rates of interest earned on these securities are tied to the London Interbank Offered Rate
            (LIBOR), Consumer Price Index (CPI), or the One-Year
            Treasury Constant Maturity Rate.

(D) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(E) When-issued security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

(F) U.S. Treasury Inflation-Indexed Securities -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes in the Consumer Price Index.
            Interest is calculated on the basis of the current adjusted principal value.

(G) Stepped Coupon Security -- A security with a predetermined schedule of interest or dividend rate change.

(H)         Bond is in default at June 30, 2001.

(I) Front-Loaded Interest Reduction Bond (FLIRB) -- Security pays a portion of the coupon in cash and a portion is capitalized as an increase in par value.

(J) The coupon rates shown on variable rate securities are the rates at June 30, 2001. These rates vary with the weighted average coupon of the underlying loans.

(K)         Collateral to cover futures contracts.

(L) Stripped Security -- Security with interest-only or principal-only payments, denoted by 1 or 2, respectively.
            For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

(M) Options and futures are described in more detail in the notes to financial statements.

N.M.-- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 2001 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Long-Term Securities -- 93.9%
Corporate Bonds and Notes -- 77.7%
  Advertising -- 1.9%
  Advanstar Communications Inc.                     12.000%       2/15/11             $  900        $    918
  Next Generation Network, Inc.                     14.000%        2/1/03              8,084           3,395(E)
                                                                                                    --------
                                                                                                       4,313
                                                                                                    --------
  Auto Parts and Equipment -- 1.7%
  American Axle & Manufacturing Inc.                 9.750%        3/1/09              2,250           2,250
  J. L. French Automotive Casting                   11.500%        6/1/09              1,080             394
  Lear Corporation                                   9.500%       7/15/06                150             157
  Tenneco Automotive Inc.                           11.625%       10/15/09             1,680             916
                                                                                                    --------
                                                                                                       3,717
                                                                                                    --------
  Banking and Finance -- 2.5%
  Alamosa Delaware Incorporated                     12.500%        2/1/11                625             556(B)
  Finova Capital Corporation                         7.250%       11/8/04              2,800           2,621(D)
  Finova Capital Corporation                         6.750%        3/9/09              1,260           1,180(D)
  Golden State Holdings                              7.125%        8/1/05                765             745
  Sovereign Bancorp, Inc.                           10.500%       11/15/06               490             530
                                                                                                    --------
                                                                                                       5,632
                                                                                                    --------
  Building Materials -- 0.8%
  American Standard Cos., Inc.                       7.625%       2/15/10                130             128
  Nortek, Inc.                                       8.875%        8/1/08              1,790           1,714
                                                                                                    --------
                                                                                                       1,842
                                                                                                    --------
  Cable -- 8.1%
  Adelphia Communications Corporation               10.875%       10/1/10              2,285           2,302
  Adelphia Communications Corporation               10.250%       6/15/11              1,700           1,666
  Charter Communications Holdings LLC                8.625%        4/1/09              3,990           3,751
  Charter Communications Holdings LLC               10.750%       10/1/09              1,400           1,452
  Charter Communications Holdings LLC                9.625%       11/15/09             2,150           2,150(B)
  CSC Holdings Inc.                                  7.625%        4/1/11              1,050           1,000(B)
  Insight Communications Company, Inc.               0.000%       2/15/11              4,500           2,610(B,F)
  LIN Television Corporation                         8.000%       1/15/08                500             483(B)
  Mediacom LLC                                       9.500%       1/15/13                521             492(B)
  NTL Communications Corp.                           0.000%       10/1/08              3,206           1,347(F)
  Price Communications Wireless, Inc.                9.125%       12/15/06               370             377
  UnitedGlobalCom, Inc.                              0.000%       2/15/08              2,017             645(F)
                                                                                                    --------
                                                                                                      18,275
                                                                                                    --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Chemicals -- 5.1%
  Georgia Gulf Corporation                          10.375%       11/1/07             $  790        $    794
  Hercules Incorporated                             11.125%       11/15/07               309             306(B)
  Huntsman Corporation                               9.500%        7/1/07              1,500           1,125(B)
  Huntsman ICI Holdings LLC                          0.000%       12/31/09             6,325           1,961(C)
  IMC Global Inc.                                   10.875%        6/1/08              1,103           1,088(B)
  Lyondell Chemical Company                          9.625%        5/1/07                940             938
  Lyondell Chemical Company                          9.875%        5/1/07              1,125           1,122
  MacDermid, Incorporated                            9.125%       7/15/11              1,410           1,417(B)
  Millennium Chemicals Inc.                          9.250%       6/15/08                790             779(B)
  PMD Group, Inc.                                   11.000%       2/28/11              1,000           1,015(B)
  Terra Industries Inc.                             10.500%       6/15/05              1,045             878
                                                                                                    --------
                                                                                                      11,423
                                                                                                    --------
  Construction and Machinery -- 0.3%
  Better Minerals & Aggregates                      13.000%       9/15/09                920             773
                                                                                                    --------
  Consumer Products -- 1.0%
  Decora Industries, Inc.                           11.000%        5/1/05              2,500              59(D)
  Weight Watchers International Incorporated        13.000%       10/1/09              2,050           2,276
                                                                                                    --------
                                                                                                       2,335
                                                                                                    --------
  Containers and Packaging (Paper) -- 2.6%
  Container Corporation of America                   9.750%        4/1/03                240             246
  Four M Corp.                                      12.000%        6/1/06              1,230           1,205
  Packaging Corp. of America                         9.625%        4/1/09              1,380           1,473
  Riverwood International Corporation               10.875%        4/1/08              2,150           2,075
  Stone Container Corporation                        9.750%        2/1/11                930             963(B)
                                                                                                    --------
                                                                                                       5,962
                                                                                                    --------
  Diversified Services -- 0.6%
  Kansas City Southern Railway                       9.500%       10/1/08              1,200           1,269
                                                                                                    --------
  Electric -- 3.8%
  CMS Energy Corporation                             9.875%       10/15/07             2,750           2,903
  L-3 Communications Corporation                    10.375%        5/1/07              2,010           2,128
  The AES Corporation                                8.750%       12/15/02             2,070           2,110
  The AES Corporation                                9.500%        6/1/09                800             810
  The AES Corporation                                9.375%       9/15/10                625             628
                                                                                                    --------
                                                                                                       8,579
                                                                                                    --------

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Electrical Equipment -- 0.5%
  Amkor Technology, Inc.                             9.250%       2/15/08             $1,250        $  1,197(B)
                                                                                                    --------
  Energy -- 4.1%
  Calpine Corporation                                8.625%       8/15/10              2,695           2,621
  Ocean Energy, Inc.                                 8.375%        7/1/08              1,210           1,260
  Orion Power Holdings, Inc.                        12.000%        5/1/10              2,590           2,875(B)
  Peabody Energy Corporation                         8.875%       5/15/08                570             598
  Peabody Energy Corporation                         9.625%       5/15/08              1,834           1,949
                                                                                                    --------
                                                                                                       9,303
                                                                                                    --------
  Engineering and Construction -- 0.1%
  Washington Group International, Inc.              13.000%        7/1/10              1,665             191(B,D)
                                                                                                    --------
  Entertainment -- 0.8%
  Six Flags, Inc.                                    9.500%        2/1/09              1,750           1,816(B)
                                                                                                    --------
  Environmental Services -- 2.2%
  Allied Waste North America Incorporated            8.875%        4/1/08                250             256(B)
  Allied Waste North America Incorporated            7.875%        1/1/09              1,500           1,455
  Allied Waste North America Incorporated           10.000%        8/1/09              3,110           3,195
  Safety-Kleen Corp.                                 9.250%       5/15/09              4,500              14(D)
                                                                                                    --------
                                                                                                       4,920
                                                                                                    --------
  Financial Services -- 1.0%
  Willis Corroon Corporation                         9.000%        2/1/09              2,175           2,213
                                                                                                    --------
  Forest Products/Paper -- 0.4%
  Potlatch Corporation                              10.000%       7/15/11                960             965(B)
                                                                                                    --------
  Gaming -- 3.5%
  Anchor Gaming                                      9.875%       10/15/08               850             909
  Harrahs Operating Company, Inc.                    7.875%       12/15/05               750             761
  Mohegan Tribal Gaming Authority                    8.750%        1/1/09              1,500           1,530
  Park Place Entertainment Corporation               9.375%       2/15/07                 90              95
  Pinnacle Entertainment, Inc.                       9.500%        8/1/07              1,000             925
  Station Casinos, Inc.                              9.875%        7/1/10              2,400           2,502
  Venetian Casino Resort LLC                        12.250%       11/15/04             1,000           1,070
                                                                                                    --------
                                                                                                       7,792
                                                                                                    --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Health Care -- 6.3%
  Beverly Enterprises, Inc.                          9.625%       4/15/09             $1,150        $  1,176(B)
  DaVita, Inc.                                       9.250%       4/15/11                720             738(B)
  Fresenius Medical Care Capital Trust II            7.875%        2/1/08              1,550           1,511(L)
  HCA Inc.                                           8.750%        9/1/10              1,000           1,063
  HEALTHSOUTH Corporation                           10.750%       10/1/08              1,400           1,508
  Magellan Health Services, Inc.                     9.000%       2/15/08              3,150           2,969
  Tenet Healthcare Corporation                       8.625%       1/15/07              3,430           3,559
  Tenet Healthcare Corporation                       8.125%       12/1/08                430             443
  Triad Hospitals, Inc.                              8.750%        5/1/09              1,150           1,170(B)
                                                                                                    --------
                                                                                                      14,137
                                                                                                    --------
  Homebuilding -- 2.4%
  Atrium Companies Inc.                             10.500%        5/1/09                270             240
  KB HOME                                            9.500%       2/15/11              1,190           1,196
  Schuler Homes, Inc.                                9.375%       7/15/09              1,180           1,180(B)
  Schuler Homes, Inc.                               10.500%       7/15/11              1,080           1,080(B)
  The Ryland Group, Inc.                             9.750%        9/1/10                440             462
  Toll Corp.                                         8.125%        2/1/09                360             354
  WCI Communities Inc.                              10.625%       2/15/11                910             946(B)
                                                                                                    --------
                                                                                                       5,458
                                                                                                    --------
  Industrial Services -- 0.7%
  Blount, Inc.                                      13.000%        8/1/09              1,400             840
  Holley Performance Products                       12.250%       9/15/07              1,740             800
                                                                                                    --------
                                                                                                       1,640
                                                                                                    --------
  Insurance (Life/Health) -- 0.8%
  Conseco, Inc.                                      8.750%        2/9/04              1,040             983
  Conseco, Inc.                                     10.750%       6/15/08                900             882
                                                                                                    --------
                                                                                                       1,865
                                                                                                    --------
  Lodging/Hotels -- 1.4%
  Extended Stay America, Inc.                        9.150%       3/15/08                400             384
  Extended Stay America, Inc.                        9.875%       6/15/11              1,170           1,161(B)
  HMH Properties, Inc.                               8.450%       12/1/08              1,690           1,640
                                                                                                    --------
                                                                                                       3,185
                                                                                                    --------

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Machinery (Diversified) -- 1.4%
  AGCO Corporation                                   9.500%        5/1/08             $1,650        $  1,617(B)
  Terex Corporation                                  8.875%        4/1/08              1,000             960
  Terex Corporation                                 10.375%        4/1/11                660             680(B)
                                                                                                    --------
                                                                                                       3,257
                                                                                                    --------
  Manufacturing (Diversified) -- 2.8%
  AAF-McQuay Inc.                                    8.875%       2/15/03                600             594
  Actuant Corporation                               13.000%        5/1/09              1,500           1,515
  Cambridge Industries, Inc.                        10.250%       7/15/07              1,500             195(D)
  Dresser Inc.                                       9.375%       4/15/11              1,810           1,833(B)
  K & F Industries, Inc.                             9.250%       10/15/07               500             514
  Nortek, Inc.                                       9.875%       6/15/11              1,800           1,732(B)
                                                                                                    --------
                                                                                                       6,383
                                                                                                    --------
  Manufacturing (Specialized) -- 0.1%
  Lone Star Technologies, Inc.                       9.000%        6/1/11                270             261(B)
                                                                                                    --------
  Media -- 3.4%
  AMFM Inc.                                          8.000%       11/1/08              1,695           1,763
  Brill Media Company, LLC                          12.000%       12/15/07             3,000           1,590(F)
  EchoStar DBS Corporation                           9.375%        2/1/09              1,500           1,462
  Emmis Escrow Corporation                           0.000%       3/15/11              1,750             989(B,F)
  Fox Sports Networks, LLC                           8.875%       8/15/07                510             533
  Paxson Communications Corporation                 10.750%       7/15/08                360             360(B)
  Sinclair Broadcast Group, Inc.                     9.000%       7/15/07                420             403
  Sinclair Broadcast Group, Inc.                     8.750%       12/15/07               500             478
                                                                                                    --------
                                                                                                       7,578
                                                                                                    --------
  Medical Supplies/Services -- 0.7%
  Fisher Scientific International Inc.               9.000%        2/1/08              1,710           1,676
                                                                                                    --------
  Metals -- 0.8%
  Kaiser Aluminum & Chemical                        12.750%        2/1/03              2,100           1,901
                                                                                                    --------
  Miscellaneous Services -- 0.2%
  Stewart Enterprises, Inc.                         10.750%        7/1/08                430             443(B)
                                                                                                    --------
  Office Equipment and Supplies -- 0.2%
  Office Depot, Inc.                                10.000%       7/15/08                420             412(B)
                                                                                                    --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Oil and Gas -- 2.3%
  El Paso Energy Partners, L.P.                      8.500%        6/1/11             $  440        $    440(B)
  Forest Oil Corporation                             8.000%       6/15/08                830             809(B)
  Mission Resources Corporation                     10.875%        4/1/07              1,000             982(B)
  Pioneer Natural Resources Company                  9.625%        4/1/10              1,800           2,007
  Vintage Petroleum, Inc.                            7.875%       5/15/11                890             868(B)
                                                                                                    --------
                                                                                                       5,106
                                                                                                    --------
  Pharmaceuticals -- 1.1%
  ICN Pharmaceuticals, Inc.                          9.250%       8/15/05              1,375           1,409
  ICN Pharmaceuticals, Inc.                          8.750%       11/15/08             1,030           1,061(B)
                                                                                                    --------
                                                                                                       2,470
                                                                                                    --------
  Pharmacy Services -- 0.6%
  AdvancePCS                                         8.500%        4/1/08                480             490
  Express Scripts, Inc.                              9.625%       6/15/09                290             314
  Omnicare Inc.                                      8.125%       3/15/11                610             616(B)
                                                                                                    --------
                                                                                                       1,420
                                                                                                    --------
  Retail -- 0.5%
  Backsaver Acquisition Corp.                        9.250%       5/31/08              1,000             364(E,H,I)
  Relax The Back Acquisition Corp.                   9.250%       5/31/08                429             156(E,H,I)
  Samsonite Corporation                             10.750%       6/15/08                750             626
                                                                                                    --------
                                                                                                       1,146
                                                                                                    --------
  Steel (Producers) -- 0.5%
  AK Steel Corporation                               9.125%       12/15/06             1,000           1,021
                                                                                                    --------
  Telecommunications -- 9.7%
  Adelphia Business Solutions, Inc.                 12.000%       11/1/07              1,710             855
  AirGate PCS, Inc.                                  0.000%       10/1/09              2,971           1,693(F)
  Alamosa Holdings, Inc.                             0.000%       2/15/10              2,010             905(F)
  American Tower Corporation                         9.375%        2/1/09              1,210           1,131(B)
  Crown Castle International Corp.                   9.375%        8/1/11              2,200           1,964(B)
  Dobson Communications Corporation                 10.875%        7/1/10              1,250           1,250
  EchoStar Broadband Corporation                    10.375%       10/1/07                715             704
  Insight Midwest                                   10.500%       11/1/10              1,075           1,134(B)
  Level 3 Communications, Inc.                      11.000%       3/15/08              1,280             557
  Level 3 Communications, Inc.                       9.125%        5/1/08                640             265
  Level 3 Communications, Inc.                       0.000%       3/15/10                465              79(F)
  McLeodUSA Incorporated                             0.000%        3/1/07                550             286(F)
  McLeodUSA Incorporated                             8.375%       3/15/08              1,500             802

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- Continued
  Telecommunications -- Continued
  McLeodUSA Incorporated                            11.375%        1/1/09             $  715        $    447
  Nextel Communications, Inc.                        0.000%       10/31/07             1,250             813(F)
  Nextel Communications, Inc.                        9.375%       11/15/09             3,430           2,710
  Nextel Communications, Inc.                        5.250%       1/15/10                974             575(G)
  Nextel Communications, Inc.                        9.500%        2/1/11                600             470
  SBA Communications Corporation                    10.250%        2/1/09                510             467
  TeleCorp PCS, Inc.                                10.625%       7/15/10              1,000             930
  Tritel PCS, Inc.                                  10.375%       1/15/11              1,850           1,688
  Triton PCS Inc.                                    9.375%        2/1/11                470             456
  US Unwired Inc.                                    0.000%       11/1/09                375             184(F)
  VoiceStream Wireless Corporation                  10.375%       11/15/09             1,450           1,645
                                                                                                    --------
                                                                                                      22,010
                                                                                                    --------
Transportation -- 0.8%
  Avis Group Holdings, Inc.                         11.000%        5/1/09              1,500           1,684
                                                                                                    --------
Total Corporate Bonds and Notes
  (Identified Cost -- $199,110)                                                                      175,570
------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- 13.3%
  Cable -- 3.2%
  Callahan Nordrhein-Westfalen                       0.000%       7/15/10              3,750           1,425(B,F)
  Diamond Cable Communications Plc                  11.750%       12/15/05             1,650           1,089(F)
  Rogers Communications, Inc.                        8.875%       7/15/07              2,500           2,475
  Telewest Communications plc                        9.625%       10/1/06              1,520           1,262
  Telewest Communications plc                       11.000%       10/1/07                510             423(F)
  United Pan-Europe Communications N.V.              0.000%        8/1/09              1,440             317(F)
  United Pan-Europe Communications N.V.             10.875%        8/1/09                520             187
                                                                                                    --------
                                                                                                       7,178
                                                                                                    --------
  Chemicals -- 0.6%
  Avecia Group plc                                  11.000%        7/1/09              1,440           1,469
                                                                                                    --------
  Electric -- 0.3%
  AES Drax Energy Ltd.                              13.161%       8/30/10                750             802(F)
                                                                                                    --------
  Electronics (Semiconductors) -- 0.5%
  Flextronics International Ltd.                     9.875%        7/1/10              1,039           1,039
                                                                                                    --------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate        Maturity Date         Par           Value
------------------------------------------------------------------------------------------------------------
Yankee Bonds(A) -- Continued
  Energy -- 0.9%
  Calpine Canada Energy Finance                      8.500%        5/1/08             $2,050        $  1,999
                                                                                                    --------
  Entertainment -- 0.2%
  Alliance Atlantis Communications Inc.             13.000%       12/15/09               505             530
                                                                                                    --------
  Financial Services -- N.M.
  V2 Finance SA                                      6.500%       6/30/12                  2             0.5(B,G)
                                                                                                    --------
  Forestry -- 2.2%
  Ainsworth Lumber Co. Ltd.                         12.500%       7/15/07              2,520           2,331
  Tembec Industries Inc.                             8.500%        2/1/11                970             989(B)
  Tembec Industries Inc.                             8.500%        2/1/11              1,640           1,665
                                                                                                    --------
                                                                                                       4,985
                                                                                                    --------
  Media -- 0.2%
  British Sky Broadcasting Group plc                 7.300%       10/15/06               475             466
                                                                                                    --------
  Oil and Gas -- 0.6%
  Triton Energy Limited                              8.875%       10/1/07              1,330           1,363
                                                                                                    --------
  Real Estate Investment Trusts -- 1.1%
  Trizec Finance Ltd.                               10.875%       10/15/05             2,340           2,434
                                                                                                    --------
  Services -- 0.6%
  Compagnie Generale de Geophysique SA              10.625%       11/15/07             1,250           1,306
                                                                                                    --------
  Specialty Printing -- 0.6%
  Quebecor Media Inc.                               11.125%       7/15/11              1,350           1,320(B)
                                                                                                    --------
  Telecommunications -- 1.8%
  Global Crossing Holdings Ltd                       8.700%        8/1/07              3,300           2,558
  Microcell Telecommunications Inc.                  0.000%        6/1/06                140             106(F)
  Rogers Wireless Communications Inc.                9.625%        5/1/11              1,360           1,345(B)
                                                                                                    --------
                                                                                                       4,009
                                                                                                    --------
  Transportation -- 0.6%
  Teekay Shipping Corporation                        8.875%       7/15/11              1,270           1,283(B)
                                                                                                    --------
Total Yankee Bonds (Identified Cost -- $31,945)                                                       30,183
------------------------------------------------------------------------------------------------------------

                                                     Rate        Maturity Date        Shares         Value
------------------------------------------------------------------------------------------------------------
Common Stocks -- 0.4%
  Food -- 0.2%
  International Fast Food Corporation                                                     99shs          494(J)
                                                                                                    --------
  Telecommunications -- 0.2%
  Pegasus Communications Corporation                                                      14             310(J)
                                                                                                    --------
Total Common Stocks (Identified Cost -- $6,906)                                                          804
------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 2.4%
  Cable -- 0.8%
  Cablevision Systems Corporation                   11.125%                               16           1,749
                                                                                                    --------
  Industrial -- 0.6%
  High Voltage Engineering Corporation              13.500%                                6           1,442(E)
                                                                                                    --------
  Media -- 1.0%
  Paxson Communications Corporation                 12.500%                            0.132             129(E)
  Paxson Communications Corporation                 13.250%                            0.162           1,499(E)
  Sinclair Broadcast Group, Inc.                    11.625%                                6             571(E)
                                                                                                    --------
                                                                                                       2,199
                                                                                                    --------
  Telecommunications -- N.M.
  IXC Communications, Inc.                          12.500%                            0.003               3
  PSINet Inc.                                        7.000%                               80               4(J)
                                                                                                    --------
                                                                                                           7
                                                                                                    --------
Total Preferred Stocks (Identified Cost -- $13,930)                                                    5,397
------------------------------------------------------------------------------------------------------------
Warrants(J) -- 0.1%
  Metricom, Inc.                                                                           4wts            0
  Next Generation Network, Inc.                                                           16               0
  Star Choice Communications                                                              20             148(B)

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                     Rate        Maturity Date      Shares/Par       Value
------------------------------------------------------------------------------------------------------------
Warrants(J) -- Continued
  V2 Music Holdings plc                                                                    7wts     $      0(B)
  V2 Music Holdings plc                                                                    6               0(B,K)
                                                                                                    --------
Total Warrants (Identified Cost -- $1,230)                                                               148
                                                                                                    --------
Total Long-Term Securities (Identified Cost -- $253,121)                                             212,102
------------------------------------------------------------------------------------------------------------
Short-Term Securities -- 2.7%
Corporate Bonds and Notes -- 0.3%
  Kaiser Aluminum & Chemical                         9.875%       2/15/02             $  690             683
                                                                                                    --------
Yankee Bonds(A) -- 0.7%
  Xerox Capital Europe Plc                           5.750%       5/15/02              1,720           1,582
                                                                                                    --------
Repurchase Agreements -- 1.7%
  Lehman Brothers, Inc.
    4.05%, dated 6/29/01, to be repurchased at
    $1,830 on 7/2/01 (Collateral: $1,825 Fannie
    Mae Bond, 6.625%, due 11/15/30, value $1,880)                                      1,829           1,829
  Merrill Lynch Government Securities, Inc.
    4.11%, dated 6/29/01, to be repurchased at
    $2,001 on 7/2/01 (Collateral: $3,265 U.S.
    Treasury Note Principal-Only Security, 0%, due
    11/15/09, value $2,041)                                                            2,000           2,000
                                                                                                    --------
                                                                                                       3,829
                                                                                                    --------
Total Short-Term Securities (Identified Cost -- $6,098)                                                6,094
------------------------------------------------------------------------------------------------------------
Total Investments -- 96.6% (Identified Cost -- $259,219)                                             218,196
Other Assets Less Liabilities -- 3.4%                                                                  7,664
                                                                                                    --------
NET ASSETS -- 100.0%                                                                                $225,860
                                                                                                    ========


------------------------------------------------------------------------------------------------------------
NET ASSETS CONSISTING OF:
Accumulated paid-in capital applicable to:
  22,946 Primary Class shares outstanding                                                           $364,338
     106 Institutional Class shares outstanding                                                        1,387
Undistributed net investment income                                                                    1,487
Accumulated net realized gain/(loss) on investments, options and futures                            (100,329)
Unrealized appreciation/(depreciation) of investments, options and futures                           (41,023)
                                                                                                    --------
NET ASSETS -- 100.0%                                                                                $225,860
                                                                                                    ========
NET ASSET VALUE PER SHARE:

  PRIMARY CLASS                                                                                        $9.80
                                                                                                    ========
  INSTITUTIONAL CLASS                                                                                  $9.77
                                                                                                    ========
------------------------------------------------------------------------------------------------------------


(A)         Yankee Bond -- A dollar-denominated bond issued in the U.S.
            by foreign entities.

(B)         Rule 144a Security -- A security purchased pursuant to Rule
            144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 23.3% of net assets.

(C) Zero coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

(D)         Bond is in default at June 30, 2001.

(E) Pay-In-Kind ("PIK") security -- A bond in which interest during the initial few years is paid in additional PIK securities rather than in cash.

(F) Stepped Coupon Security -- A security with a predetermined schedule of interest or dividend rate change.

(G) Convertible security -- Security may be converted into common stock of the company.

(H)         Private placement.

(I) Illiquid security valued at fair value under procedures adopted by the Board of Directors.

(J)         Non-income producing.

(K)         Denominated in British pounds.

(L) Unit -- A security which consists of a bond and warrants to purchase the stock of the issuer.

N.M. -- Not meaningful.

See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 2001 (Unaudited)
(Amounts in Thousands)

U.S. Government Money Market Portfolio

                                          Rate            Maturity Date        Par            Value
-----------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 89.2%
Fannie Mae                          3.625% to 6.89%     7/5/01 to 3/15/02    $ 88,700        $ 88,558
Farmer Mac                           3.57% to 4.57%     7/3/01 to 7/23/01      30,000          29,963
Federal Farm Credit Bank             5.25% to 6.93%     7/3/01 to 5/1/02       16,605          16,792
Federal Home Loan Bank              3.515% to 6.875%    7/6/01 to 7/18/02     114,000         114,010
Freddie Mac                          3.53% to 6.84%    7/10/01 to 10/11/01    119,000         118,646
Sallie Mae                           3.86% to 6.11%    7/18/01 to 9/17/01      26,200          26,070
Tennesee Valley Authority            3.53% to 3.87%     7/9/01 to 8/13/01      40,000          39,898
                                                                                             --------
Total U.S. Government and Agency Obligations
  (Identified Cost -- $433,937)                                                               433,937
-----------------------------------------------------------------------------------------------------
Repurchase Agreements -- 9.0%
Lehman Brothers, Inc.
  4.05%, dated 6/29/01, to be
  repurchased at $23,749 on 7/2/01
  (Collateral: $25,695, Freddie
  Mac Principal-Only Securities,
  0%, due 8/15/02, value $24,216)                                              23,741          23,741
Merrill Lynch Government Securities, Inc.
  4.11%, dated 6/29/01, to be
  repurchased at $20,007 on 7/2/01
  (Collateral: $18,045 U.S.
  Treasury Inflation-Indexed Securities,
  3.875%, due 1/15/09, value
  $22,345)                                                                     20,000          20,000
                                                                                             --------
Total Repurchase Agreements (Identified Cost -- $43,741)                                       43,741
-----------------------------------------------------------------------------------------------------
Total Investments, at Amortized Cost and
  Value -- 98.2%                                                                              477,678(A)
Other Assets Less Liabilities -- 1.8%                                                           8,587
                                                                                             --------

NET ASSETS APPLICABLE TO 486,236 SHARES OUTSTANDING -- 100.0%                                $486,265
                                                                                             ========

NET ASSET VALUE PER SHARE                                                                       $1.00
                                                                                             ========
-----------------------------------------------------------------------------------------------------

(A)Also represents cost for federal income tax purposes.

See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                       Six Months Ended 6/30/01
                                                -----------------------------------------------------------------------
                                                 U.S. Government  Investment Grade        High         U.S. Government
                                                Intermediate-Term      Income             Yield         Money Market
                                                    Portfolio         Portfolio         Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                             $ 8,654           $7,620           $ 12,846           $12,335
Dividends                                                127               --                693                --
                                                     -------           ------           --------           -------
      Total income                                     8,781            7,620             13,539            12,335
                                                     -------           ------           --------           -------

Expenses:
Management fee                                           770              621                765             1,174
Distribution and service fees                            684              514                585               235
Audit and legal fees                                      20               20                332                18
Custodian fee                                             63               75                 64                51
Directors' fees                                            5                3                  5                 5
Registration fees                                          8               14                 30                30
Reports to shareholders                                   10               11                 30                23
Transfer agent and shareholder servicing
  expense                                                 54               51                 85               126
Other expenses                                             7                2                  7                 5
                                                     -------           ------           --------           -------
                                                       1,621            1,311              1,903             1,667
      Less fees waived                                  (238)            (279)                --                --
                                                     -------           ------           --------           -------
      Total expenses, net of waivers                   1,383            1,032              1,903             1,667
                                                     -------           ------           --------           -------
NET INVESTMENT INCOME                                  7,398            6,588             11,636            10,668
                                                     -------           ------           --------           -------

Net Realized and Unrealized Gain/(Loss) on
  Investments:
Realized gain/(loss) on:
      Investments                                      2,539              862            (50,296)               26
      Options                                            (63)             (60)                --                --
      Futures                                           (584)            (616)                --                --
                                                     -------           ------           --------           -------
                                                       1,892              186            (50,296)               26
                                                     -------           ------           --------           -------
Change in unrealized
  appreciation/(depreciation) of investments,
  options and futures                                 (2,471)           2,354             39,311                --
                                                     -------           ------           --------           -------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS                                           (579)           2,540            (10,985)               26
-----------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS       $ 6,819           $9,128           $    651           $10,694
-----------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                      U.S. Government        Investment Grade              High               U.S. Government
                                     Intermediate-Term            Income                   Yield               Money Market
                                         Portfolio               Portfolio               Portfolio               Portfolio
                                  ----------------------- ----------------------- ----------------------- -----------------------
                                  Six Months     Year     Six Months     Year     Six Months     Year     Six Months     Year
                                     Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
                                    6/30/01    12/31/00     6/30/01    12/31/00     6/30/01    12/31/00     6/30/01    12/31/00
---------------------------------------------------------------------------------------------------------------------------------
                                  (Unaudited)             (Unaudited)             (Unaudited)             (Unaudited)
Change in Net Assets:
Net investment income              $  7,398    $ 17,436    $  6,588    $ 12,662    $ 11,636    $ 31,581    $ 10,668    $ 23,569

Net realized gain/(loss) on
  investments, options and
  futures                             1,892      (2,207)        186      (1,778)    (50,296)    (50,468)         26          --

Change in unrealized
  appreciation/(depreciation) of
  investments, options and
  futures                            (2,471)     11,643       2,354       5,342      39,311     (32,643)         --          --
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting
  from operations                     6,819      26,872       9,128      16,226         651     (51,530)     10,694      23,569

Distributions to shareholders:
  From net investment income:
    Primary Class                    (7,150)    (16,849)     (6,526)    (12,683)    (10,069)    (30,345)    (10,668)    (23,569)
    Institutional Class                (178)       (554)        (37)        (37)        (55)        (70)         --          --
  From net realized gain on
    investments                          --          --          --          --          --     (31,988)         --          --

Change in net assets from Fund
  share transactions:
    Primary Class                       181     (34,745)     21,172       7,884      16,476     (43,653)     59,251      46,994
    Institutional Class                (783)     (2,616)        398         583         415         259         N/A         N/A
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets                 (1,111)    (27,892)     24,135      11,973       7,418    (157,327)     59,277      46,994

Net Assets:
Beginning of period                 279,391     307,283     195,826     183,853     218,442     375,769     426,988     379,994
---------------------------------------------------------------------------------------------------------------------------------
End of period                      $278,280    $279,391    $219,961    $195,826    $225,860    $218,442    $486,265    $426,988
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment
  income                           $     70    $     --    $     66    $     41    $  1,487    $    (25)   $     --    $     --
---------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.

     Contained below is per share operating performance data for a Primary Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                    Investment Operations                  Distributions
                                                           ----------------------------------------   ------------------------
                                                                         Net Realized
                                                                        and Unrealized
                                               Net Asset      Net       Gain/(Loss) on     Total         From       In Excess
                                                Value,     Investment    Investments,       From         Net         of Net
                                               Beginning    Income/        Options       Investment   Investment   Investment
                                               of Period     (Loss)      and Futures     Operations     Income       Income
------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
Six Months Ended
   June 30, 2001*                               $10.26        $.27(A)       $(.01)         $ .26        $(.27)        $  --
Years Ended Dec. 31,
   2000                                           9.92         .62(A)         .33            .95         (.61)           --
   1999                                          10.51         .54(A)        (.59)          (.05)        (.54)           --
   1998                                          10.40         .56(A)         .11            .67         (.55)         (.01)
   1997                                          10.31         .60(A)         .09            .69         (.59)         (.01)
   1996                                          10.47         .61(A)        (.16)           .45         (.60)         (.01)

Investment Grade Income Portfolio
Six Months Ended
   June 30, 2001*                               $ 9.97        $.30(D)       $ .13          $ .43        $(.30)        $  --
Years Ended Dec. 31,
   2000                                           9.78         .67(D)         .19            .86         (.67)           --
   1999                                          10.52         .61(D)        (.71)          (.10)        (.61)           --
   1998                                          10.59         .60(D)         .12            .72         (.60)           --
   1997                                          10.22         .65(D)         .37           1.02         (.65)           --
   1996                                          10.44         .64(D)        (.22)           .42         (.64)           --
------------------------------------------------------------------------------------------------------------------------------

                                                      Distributions
                                               ---------------------------

                                                  From
                                                   Net                       Net Asset
                                                Realized                      Value,
                                                 Gain on         Total        End of
                                               Investments   Distributions    Period
---------------------------------------------  ---------------------------------------
U.S. Government Intermediate-Term Portfolio
Six Months Ended
   June 30, 2001*                                 $  --          $(.27)       $10.25
Years Ended Dec. 31,
   2000                                              --           (.61)        10.26
   1999                                              --           (.54)         9.92
   1998                                              --           (.56)        10.51
   1997                                              --           (.60)        10.40
   1996                                              --           (.61)        10.31
Investment Grade Income Portfolio
Six Months Ended
   June 30, 2001*                                 $  --          $(.30)       $10.10
Years Ended Dec. 31,
   2000                                              --           (.67)         9.97
   1999                                            (.03)          (.64)         9.78
   1998                                            (.19)          (.79)        10.52
   1997                                              --           (.65)        10.59
   1996                                              --           (.64)        10.22
------------------------------------------------------------------------------------------------------------------------------

                                                                   Ratios/Supplemental Data
                                               -----------------------------------------------------------------

                                                                          Net
                                                         Expenses     Investment                   Net Assets,
                                                        to Average   Income/(Loss)   Portfolio       End of
                                               Total       Net        to Average     Turnover        Period
                                               Return     Assets      Net Assets       Rate      (in thousands)
---------------------------------------------  -----------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
Six Months Ended
   June 30, 2001*                               2.53%(B)   1.00%(A,C)     5.27%(A,C)   564%(C)      $272,345
Years Ended Dec. 31,
   2000                                         9.95%     1.00%(A)       6.14%(A)      248%          272,668
   1999                                        (.48)%     1.00%(A)       5.28%(A)      979%          298,207
   1998                                         6.56%     1.00%(A)       5.30%(A)      356%          352,729
   1997                                         6.95%     1.00%(A)       5.84%(A)      252%          300,952
   1996                                         4.47%      .98%(A)       5.91%(A)      354%          293,846
Investment Grade Income Portfolio
Six Months Ended
   June 30, 2001*                               4.54%(B)   1.00%(C,D)     6.36%(C,D)   123%(C)      $218,715
Years Ended Dec. 31,
   2000                                         9.16%     1.00%(D)       6.82%(D)       94%          194,987
   1999                                        (.91)%     1.00%(D)       6.08%(D)      145%          183,615
   1998                                         6.99%     1.00%(D)       5.68%(D)      279%          169,129
   1997                                        10.31%     1.00%(D)       6.28%(D)      259%          122,100
   1996                                         4.31%      .97%(D)       6.42%(D)      383%           91,928
------------------------------------------------------------------------------------------------------------------------------

                                                                    Investment Operations                  Distributions
                                                           ----------------------------------------   ------------------------
                                                                         Net Realized
                                                                        and Unrealized
                                               Net Asset      Net       Gain/(Loss) on     Total         From       In Excess
                                                Value,     Investment    Investments,       From         Net         of Net
                                               Beginning    Income/        Options       Investment   Investment   Investment
                                               of Period     (Loss)      and Futures     Operations     Income       Income
------------------------------------------------------------------------------------------------------------------------------
High Yield Portfolio
Six Months Ended
   June 30, 2001*                               $10.18       $ .48          $ (.42)        $  .06       $ (.44)       $  --
Years Ended Dec. 31,
   2000                                          14.97        1.32           (3.45)         (2.13)       (1.27)          --
   1999                                          14.72        1.01             .29           1.30        (1.05)          --
   1998                                          16.29        1.32           (1.56)          (.24)       (1.32)          --
   1997                                          15.37        1.35             .99           2.34        (1.34)          --
   1996                                          14.62        1.33             .76           2.09        (1.34)          --

U.S. Government Money Market Portfolio
Six Months Ended
   June 30, 2001*                               $ 1.00       $ .02             Nil         $  .02       $ (.02)       $  --
Years Ended Dec. 31,
   2000                                           1.00         .06             Nil            .06         (.06)          --
   1999                                           1.00         .04             Nil            .04         (.04)          --
   1998                                           1.00         .05            (Nil)           .05         (.05)          --
   1997                                           1.00         .05             Nil            .05         (.05)          --
   1996                                           1.00         .05             Nil            .05         (.05)          --
------------------------------------------------------------------------------------------------------------------------------

                                                      Distributions
                                               ---------------------------

                                                  From
                                                   Net                       Net Asset
                                                Realized                      Value,
                                                 Gain on         Total        End of
                                               Investments   Distributions    Period
---------------------------------------------  ---------------------------------------
High Yield Portfolio
Six Months Ended
   June 30, 2001*                                $   --         $ (.44)       $ 9.80
Years Ended Dec. 31,
   2000                                           (1.39)         (2.66)        10.18
   1999                                              --          (1.05)        14.97
   1998                                            (.01)         (1.33)        14.72
   1997                                            (.08)         (1.42)        16.29
   1996                                              --          (1.34)        15.37
U.S. Government Money Market Portfolio
Six Months Ended
   June 30, 2001*                                $   --         $ (.02)       $ 1.00
Years Ended Dec. 31,
   2000                                              --           (.06)         1.00
   1999                                              --           (.04)         1.00
   1998                                              --           (.05)         1.00
   1997                                              --           (.05)         1.00
   1996                                              --           (.05)         1.00
------------------------------------------------------------------------------------------------------------------------------

                                                                    Ratios/Supplemental Data
                                               -------------------------------------------------------------------

                                                                            Net
                                                           Expenses     Investment                   Net Assets,
                                                          to Average   Income/(Loss)   Portfolio       End of
                                                Total        Net        to Average     Turnover        Period
                                               Return       Assets      Net Assets       Rate      (in thousands)
---------------------------------------------  -------------------------------------------------------------------
High Yield Portfolio
Six Months Ended
   June 30, 2001*                                 .44%(B)   1.62%(C)       9.89%(C)      133%(C)      $224,829
Years Ended Dec. 31,
   2000                                        (16.43)%     1.51%          9.98%          45%          217,769
   1999                                          8.82%      1.31%          6.51%          83%          375,099
   1998                                        (1.79)%      1.30%          8.17%         107%          433,947
   1997                                         15.86%      1.30%          8.60%         116%          382,143
   1996                                         14.91%      1.35%          9.05%          77%          234,108
U.S. Government Money Market Portfolio
Six Months Ended
   June 30, 2001*                                4.62%(C)    .71%(C)       4.54%(C)        --         $486,265
Years Ended Dec. 31,
   2000                                          5.66%       .73%          5.53%           --          426,988
   1999                                          4.44%       .73%          4.34%           --          379,994
   1998                                          4.83%       .75%          4.73%           --          389,466
   1997                                          4.86%       .75%          4.77%           --          324,696
   1996                                          4.81%       .66%          4.71%           --          325,210
------------------------------------------------------------------------------------------------------------------------------

(A)Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.95% until April 30, 1996; and 1.00% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended June 30, 2001, 1.17%; and for the years ended December 31, 2000, 1.19%; 1999, 1.19%; 1998, 1.20%; 1997, 1.21%; and 1996, 1.26%.

(B)Not annualized.

(C)Annualized.

(D)Net of fees waived by LMFA for expenses in excess of voluntary expense limitations of: 0.9% until April 30, 1996; and 1.00% until April 30, 2002. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended June 30, 2001, 1.27%; and for the years ended December 31, 2000, 1.31%; 1999, 1.31%; 1998, 1.35%; 1997, 1.39%; and 1996, 1.43%.

*Unaudited.

See notes to financial statements.

Notes to Financial Statements
Legg Mason Income Trust, Inc.

(Amounts in Thousands) (Unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

     The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

     The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class, offered since August 7, 1987, for Government Intermediate and Investment Grade, and offered since February 1, 1994, for High Yield; and Institutional Class, offered to certain institutional investors since December 1, 1994, December 1, 1995, and May 5, 1998, respectively. Information about the Institutional Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Security Valuation

     Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2001, $520 or 0.2% of the High Yield Portfolio's net assets were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.

     With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

     The investments of Government Money Market are valued on the basis of amortized cost, so long as the Fund's Board of Directors determines that this method constitutes fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion or amortization of any discount or premium is recorded until maturity of the security.

Investment Income and Distributions to Shareholders

     Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. As required, effective January 1, 2001, the Funds adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing discount or premium on debt securities. Prior to January 1, 2001, the Funds did not amortize market discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of each Fund, but resulted in an increase of $33, $34, $258 and $0 in cost of securities and a corresponding decrease of $33, $34, $258 and $0 in net unrealized appreciation/

--------------------------------------------------------------------------------

(depreciation) for Government Intermediate, Investment Grade, High Yield and Government Money Market, respectively, based on securities held by the Funds on January 1, 2001.

     The effect of this change for the six months ended June 30, 2001, was to increase net investment income by $40, $133, $110 and $0; decrease net unrealized appreciation/(depreciation) by $37, $6, $69 and $0; and decrease net realized gains/(losses) by $3, $127, $41 and $0 for Government Intermediate, Investment Grade, High Yield and Government Money Market, respectively. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

     Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield, which declares and pays dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 2001, accrued dividends payable were as follows: Government Intermediate, $526; Investment Grade, $485; High Yield, $0; and Government Money Market, $631. There were no capital gain distributions payable at June 30, 2001.

Security Transactions

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 2001, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                         Receivable for        Payable for
                         Securities Sold   Securities Purchased
---------------------------------------------------------------
Government Intermediate     $102,305             $103,949
Investment Grade               1,707                9,849
High Yield                     5,349                4,048
Government Money Market           --                   --

Federal Income Taxes

     No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

Use of Estimates

     Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. Investment Transactions:

     For the six months ended June 30, 2001, investment transactions (excluding short-term investments) were as follows:

                                     Purchases                      Proceeds From Sales
                         ---------------------------------   ---------------------------------
                         U.S. Gov't. Securities    Other     U.S. Gov't. Securities    Other
----------------------------------------------------------------------------------------------
Government Intermediate         $538,698          $ 45,994          $557,113          $ 38,270
Investment Grade                  96,061            17,963            87,488            26,697
High Yield                            --           159,706                --           144,267

     At June 30, 2001, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                  Net Appreciation/
                           Cost     Appreciation   Depreciation    (Depreciation)
-----------------------------------------------------------------------------------
Government Intermediate  $278,007      $2,693        $ (2,167)        $    526
Investment Grade          223,519       4,449          (2,669)           1,780
High Yield                259,219       3,670         (44,693)         (41,023)
Government Money Market   477,678          --              --               --

     Unused capital loss carryforwards for federal income tax purposes at June 30, 2001, were as follows: Government Intermediate, $4,791 which expires in 2002, $699 which expires in 2003, $4,880 which expires in 2007, and $4,924 which expires in 2008; Investment Grade, $5,433 which expires in 2007 and $2,051 which expires in 2008; and High Yield, $38,887 which expires in 2008.

3. Repurchase Agreements:

     All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:

     As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

--------------------------------------------------------------------------------

     When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

PURCHASED OPTION:                        IMPACT ON THE FUND:
The option expires                       Realize a loss in the amount of the cost of the option.
---------------------------------------------------------------------------------------------------
The option is closed through a closing   Realize a gain or loss depending on whether the proceeds
sale transaction                         from the closing sale transaction are greater or less than the cost of the option.
---------------------------------------------------------------------------------------------------
The Fund exercises a call option         The cost of the security purchased through the exercise of the option will be increased by the premium originally
                                         paid to purchase the option.
---------------------------------------------------------------------------------------------------
The Fund exercises a put option          Realize a gain or loss from the sale of the underlying
                                         security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
---------------------------------------------------------------------------------------------------
WRITTEN OPTION:                          IMPACT ON THE FUND:
The option expires                       Realize a gain equal to the amount of the premium
                                         received.
---------------------------------------------------------------------------------------------------
The option is closed through a closing   Realize a gain or loss without regard to any unrealized
purchase transaction                     gain or loss on the underlying security and eliminate the
                                         option liability. The Fund will realize a loss in this
                                         transaction if the cost of the closing purchase exceeds
                                         the premium received when the option was written.
---------------------------------------------------------------------------------------------------
A written call option is exercised by    Realize a gain or loss from the sale of the underlying
the option purchaser                     security. The proceeds of that sale will be increased by
                                         the premium originally received when the option was
                                         written.
---------------------------------------------------------------------------------------------------
A written put option is exercised by     The amount of the premium originally received will reduce
the option purchaser                     the cost of the security that the Fund purchased when the
                                         option was exercised.
---------------------------------------------------------------------------------------------------

     The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of net assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

--------------------------------------------------------------------------------

     There was no activity in call and put options for Investment Grade during the six months ended June 30, 2001. Activity in call and put options during the period for Government Intermediate was as follows:

                                        -------------------------------------------
                                               Calls                   Puts
                                         Actual                 Actual
Government Intermediate                 Contracts   Premiums   Contracts   Premiums
-----------------------------------------------------------------------------------
Options outstanding, December 31, 2000      --        $ --        --         $ --
Options written                             50          35        --           --
Options closed                             (50)        (35)       --           --
Options expired                             --          --        --           --
Options exercised                           --          --        --           --
-----------------------------------------------------------------------------------
Options outstanding, June 30, 2001          --        $ --        --         $ --
-----------------------------------------------------------------------------------

     Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

     The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

     The open futures positions and related appreciation or depreciation at June 30, 2001, are listed at the end of Government Intermediate's and Investment Grade's respective statements of net assets.

5. Financial Instruments:

Forward Currency Exchange Contracts

     As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's prospectus and statement of additional information.

     Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that

--------------------------------------------------------------------------------

might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.

     At June 30, 2001, High Yield had no open forward currency exchange contracts.

6. Transactions With Affiliates:

     Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund's average daily net assets listed below.

     LMFA has voluntarily agreed to waive its fees to the extent each Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates. The following chart shows annual rates of management fees, expense limits and their expiration dates, management fees waived, and management fees payable for each Fund:

                                                                                 Six Months Ended
                                                                                  June 30, 2001     At June 30, 2001
                                                                                 ----------------   ----------------
                                                                                    Management         Management
                         Management    Expense          Expense Limitation             Fees               Fees
Fund                        Fee       Limitation         Expiration Date              Waived            Payable
--------------------------------------------------------------------------------------------------------------------
Government Intermediate
  Primary                  0.55%        1.00%      April 30, 2002, or until net        $238               $ 87
  Institutional            0.55%        0.50%      assets reach $500 million
Investment Grade
  Primary                  0.60%        1.00%      April 30, 2002, or until net         279                 59
  Institutional            0.60%        0.50%      assets reach $250 million
High Yield                                                      --                   --                    123
  Primary                  0.65%         None
  Institutional            0.65%         None
Government Money Market    0.50%         None                   --                   --                    207

     Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of: 40% of the management fee received by LMFA for Investment Grade; 77% for High Yield; and 30% for Government Money Market. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly, of 0.20% of its average daily net assets, not to exceed the fee received by LMFA.

     Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an

--------------------------------------------------------------------------------

annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                      At June 30, 2001
                                                  ------------------------
                         Distribution   Service   Distribution and Service
                             Fee          Fee           Fees Payable
--------------------------------------------------------------------------
Government Intermediate     0.25%        0.25%              $113
Investment Grade            0.25%        0.25%                89
High Yield                  0.25%        0.25%                95
Government Money Market     --           0.10%                41

     Legg Mason has agreed that it will not request payment of more than 0.10% annually from Government Money Market indefinitely. If this voluntary limit is terminated, the Fund may pay Legg Mason a Rule 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of its average daily net assets.

     Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the six months ended June 30, 2001: Government Intermediate, $22; Investment Grade, $19; High Yield, $32; and Government Money Market, $42.

     LMFA, the Adviser and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

7. Line of Credit:

     The Funds, except for Government Money Market, but including certain other Legg Mason Funds, participate in a $300 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended June 30, 2001, the Funds had no borrowings under the Credit Agreement.

--------------------------------------------------------------------------------

8. Fund Share Transactions:

     At June 30, 2001, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Corporation. Share transactions were as follows:

                                                                Reinvestment
                                              Sold            of Distributions         Repurchased             Net Change
                                     ----------------------   ----------------   ------------------------   -----------------
                                      Shares       Amount     Shares   Amount      Shares       Amount      Shares    Amount
-----------------------------------------------------------------------------------------------------------------------------
Government Intermediate
--  Primary Class
    Six Months Ended June 30, 2001       3,292   $   33,944      560   $ 5,767       (3,837)  $   (39,530)      15   $    181
    Year Ended December 31, 2000         4,547       45,528    1,478    14,807       (9,517)      (95,080)  (3,492)   (34,745)
--  Institutional Class
    Six Months Ended June 30, 2001         687   $    7,121       16   $   161         (779)  $    (8,065)     (76)  $   (783)
    Year Ended December 31, 2000           226        2,267       46       461         (532)       (5,344)    (260)    (2,616)

Investment Grade
--  Primary Class
    Six Months Ended June 30, 2001       3,463   $   35,020      538   $ 5,428       (1,909)  $   (19,276)   2,092   $ 21,172
    Year Ended December 31, 2000         5,016       49,001    1,169    11,403       (5,385)      (52,520)     800      7,884
--  Institutional Class
    Six Months Ended June 30, 2001         143   $    1,450        2   $    26         (106)  $    (1,078)      39   $    398
    Year Ended December 31, 2000            58          564        2        19           --            --       60        583

High Yield
--  Primary Class
    Six Months Ended June 30, 2001       4,574   $   47,385      798   $ 8,243       (3,813)  $   (39,152)   1,559   $ 16,476
    Year Ended December 31, 2000         3,999       52,775    4,185    52,379      (11,860)     (148,807)  (3,676)   (43,653)
--  Institutional Class
    Six Months Ended June 30, 2001         247   $    2,626        6   $    55         (213)  $    (2,266)      40   $    415
    Year Ended December 31, 2000            18          200       11       135           (8)          (76)      21        259

Government Money Market
    Six Months Ended June 30, 2001     699,681   $  699,681    9,619   $ 9,619     (650,049)  $  (650,049)  59,251   $ 59,251
    Year Ended December 31, 2000     1,335,388    1,335,388   22,667    22,667   (1,311,061)   (1,311,061)  46,994     46,994
-----------------------------------------------------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

               EQUITY FUNDS:                                   SPECIALTY FUNDS:
Value Trust                                       Balanced Trust
Special Investment Trust                          Financial Services Fund
American Leading Companies Trust                  Opportunity Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization Value Trust

               GLOBAL FUNDS:                                  TAXABLE BOND FUNDS:
Global Income Trust                               U.S. Government Intermediate-Term Portfolio
International Equity Trust                        Investment Grade Income Portfolio
Emerging Markets Trust                            High Yield Portfolio
Europe Fund

           TAX-FREE BOND FUNDS:                               MONEY MARKET FUNDS:
Maryland Tax-Free Income Trust                    U.S. Government Money Market Portfolio
Pennsylvania Tax-Free Income Trust                Cash Reserve Trust
Tax-Free Intermediate-Term Income Trust           Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                               [LEGG MASON LOGO]